Property and Equipment - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2020
Disclosure Of Property Plant And Equipment [Line Items]
Percentage of increase in discount rate	1.00%
Percentage of decrease in pricing	5.00%
Percentage increase in discount rate used in impairment assessments		1.00%
Percentage decrease in discount rate used in impairment assessments		5.00%
PNG Assets [member] | West Gharib [member]
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in carrying value of PNG assets to recoverable amount	$ 23.8
PNG Assets [member] | West Bakr [member]
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in carrying value of PNG assets to recoverable amount	55.0
PNG Assets [member] | Canada [member]
Disclosure Of Property Plant And Equipment [Line Items]
Reduction in carrying value of PNG assets to recoverable amount	$ 60.0
Oil and natural gas reserves [member] | Egypt [member]
Disclosure Of Property Plant And Equipment [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	15.00%	15.00%
Oil and natural gas reserves [member] | Canada [member]
Disclosure Of Property Plant And Equipment [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	11.00%	11.00%